SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment related information [Abstract]
Number of operating segments | Segment	1
Revenue	$ 349,782	$ 368,554	$ 333,342
Non-current assets	608,407	379,063
All Countries [Member]
Segment related information [Abstract]
Non-current assets	501,932	316,086
Singapore [Member]
Segment related information [Abstract]
Revenue	12,429	8,041	19,572
Non-current assets	120,765	54,442
United States [Member]
Segment related information [Abstract]
Revenue	199,654	281,781	259,310
Non-current assets	150,352	148,021
Bhutan [Member]
Segment related information [Abstract]
Revenue	75,441	33,393	0
Non-current assets	133,425	63,180
Norway [Member]
Segment related information [Abstract]
Revenue	62,258	45,339	$ 54,460
Non-current assets	97,388	50,443
Others [Member]
Segment related information [Abstract]
Non-current assets	$ 2	$ 0